Wireless Licenses, Goodwill And Other Intangible Assets (Changes In The Carrying Amount Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Beginning balance	$ 21,988	$ 22,472
Goodwill acquired	1,369	13
Goodwill divested		(614)
Reclassifications, adjustments and other		(1)
Ending balance	23,357	21,988
Wireline [Member]
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Beginning balance	4,119	4,734
Goodwill acquired	1,275
Goodwill divested		(614)
Reclassifications, adjustments and other		(1)
Ending balance	5,394	4,119
Verizon Wireless [Member]
Wireless Licenses, Goodwill And Other Intangible Assets [Line Items]
Beginning balance	17,869	17,738
Goodwill acquired	94	131
Ending balance	$ 17,963	$ 17,869